UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alerian Capital Management LLC
Address: 2100 McKinney Avenue, 18th Floor
         Dallas, TX  75201

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Levy
Title:     Chief Financial Officer
Phone:     212-332-7811

Signature, Place, and Date of Signing:

      /s/ Richard Levy     New York, NY     February 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $137,159 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861G100     5699   240140 SH       SOLE                   240140        0        0
AURORA OIL & GAS CORP          COM              052036100     7448  4805326 SH       SOLE                  4805326        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     3483    70500 SH       SOLE                    70500        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101    15956   493990 SH       SOLE                   493990        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     5749   106700 SH       SOLE                   106700        0        0
EV ENERGY PARTNERS LP          COM UNITS        26926V107    30021   923722 SH       SOLE                   923722        0        0
INERGY L P                     UNIT LTD PTNR    456615103     8548   274843 SH       SOLE                   274843        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    33680  1345572 SH       SOLE                  1345572        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108      503    18750 SH       SOLE                    18750        0        0
MCDERMOTT INTL INC             COM              580037109     5962   101000 SH       SOLE                   101000        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102     3480    65300 SH       SOLE                    65300        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6224   119700 SH       SOLE                   119700        0        0
REX ENERGY CORPORATION         COM              761565100     4649   389653 SH       SOLE                   389653        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     1315    26200 SH       SOLE                    26200        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102     4442   115900 SH       SOLE                   115900        0        0